                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170

                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2003

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

TCW GALILEO FUNDS
APRIL 30, 2003


[GRAPHIC]


SEMI-ANNUAL REPORT
INTERNATIONAL


ASIA PACIFIC EQUITIES

EMERGING MARKETS EQUITIES

EMERGING MARKETS INCOME

EUROPEAN GROWTH EQUITIES

SELECT INTERNATIONAL
GROWTH EQUITIES


[TCW GALILEO FUNDS INC. LOGO]
TCW GALILEO FUNDS INC.
THE POWER OF INDEPENDENT THINKING(TM)

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
TABLE OF CONTENTS                                                 APRIL 30, 2003

Letter To Shareholders............................   1

Performance Summary...............................   2

Schedules of Investments:

  TCW Galileo Asia Pacific Equities Fund..........   3

  TCW Galileo Emerging Markets Equities Fund......   6

  TCW Galileo Emerging Markets Income Fund........  10

  TCW Galileo European Growth Equities Fund.......  14

  TCW Galileo Select International Growth Equities
    Fund..........................................  17

Statements of Assets and Liabilities..............  20

Statements of Operations..........................  21

Statements of Changes in Net Assets...............  22

Notes to Financial Statements.....................  24

Financial Highlights..............................  32

[LOGO]

                                                                          [ICON]

--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS

We are pleased to submit the April 30, 2003 semi-annual reports for the TCW Galileo Funds. The following page lists each Fund's investment performance.

TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. In addition, TCW carefully monitors each Fund's overall expense ratio to maintain their competitiveness.

The Galileo Mutual Funds continue to provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, or deferred sales charges.

We thank you for your support and look forward to assisting you in reaching your financial goals. Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at www.tcw.com if you have any questions or would like further information on the TCW Galileo Funds.

/s/ Marc I. Stern

Marc I. Stern
Chairman of the Board

May 12, 2003

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
PERFORMANCE SUMMARY (UNAUDITED)

                                                              TOTAL RETURN
                                                     ANNUALIZED AS OF APRIL 30, 2003
                                          -----------------------------------------------------
                                  NAV      1-YEAR     5-YEAR       10-YEAR      SINCE INCEPTION    INCEPTION DATE
                                --------  --------  ----------    ----------    ---------------    --------------
TCW Galileo Asia Pacific
  Equities Fund -- I Class       $6.08    (25.31)%    2.84%         3.16% (1)       3.56% (1)        04/01/93(2)
TCW Galileo Emerging Markets
  Equities Fund -- I Class       $6.44    (16.52)%   (5.02)%         N/A            0.21% (1)        06/01/93(2)
TCW Galileo Emerging Markets
  Income Fund -- I Class         $9.26     22.92%     9.33% (1)      N/A           11.20% (1)        09/04/96(2)
TCW Galileo European Growth
  Equities Fund -- I Class       $6.63    (23.09)%   (9.53)%         N/A           (4.61)%           11/01/97
TCW Galileo Select
  International Growth
  Equities Fund -- I Class       $6.74    (20.52)%   (7.39)%         N/A           (0.07)% (1)       12/01/93(2)
TCW Galileo Select
  International Growth
  Equities Fund -- N Class       $6.74      N/A%       N/A           N/A            2.74% (3)        02/01/03
TCW Galileo Select
  International Growth
  Equities Fund -- K Class       $6.74      N/A%       N/A           N/A           (2.60)% (4)       11/01/02

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.
(2)  INCEPTION DATE OF THE PREDECESSOR LIMITED PARTNERSHIP.
(3) PERFORMANCE FOR THE PERIOD FROM FEBRUARY 1, 2002 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH APRIL 30, 2003.
(4) PERFORMANCE FOR THE PERIOD FROM NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003.

TCW GALILEO ASIA PACIFIC EQUITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

NUMBER OF
 SHARES    COMMON STOCK                                VALUE
---------  ------------                              ----------

           CHINA (COST: $101,860) (1.8% OF NET
             ASSETS)
 220,000   Tsingtao Brewery Company, Limited         $  143,864
                                                     ----------
           HONG KONG (27.5%)
  90,000   ASM Pacific Technology, Limited              223,296
  23,000   Cheung Kong Holdings, Limited                127,105
 828,000   China Pharmaceutical Enterprise and
             Investment Corporation, Limited            230,913
 130,000   Cosco Pacific, Limited                       111,680
 590,000   Denway Motors, Limited                       194,799
  10,000   Hang Seng Bank, Limited                       99,051
  37,970   Hutchison Whampoa, Limited                   211,295
 158,000   Johnson Electric Holdings, Limited           170,175
 108,000   Singamas Container Holdings, Limited          31,504
  27,370   Sun Hung Kai Properties, Limited             128,444
 138,000   Techtronic Industries Company, Limited       173,406
 178,000   Texwinca Holdings, Limited                   136,940
 124,000   Wharf Holdings, Limited                      217,026
 320,000   Zhejiang Expressway Company, Limited         123,092
                                                     ----------
           TOTAL HONG KONG (COST: $2,232,726)         2,178,726
                                                     ----------
           INDIA (COST: $99,999) (1.5%)
   7,380   Ranbaxy Laboratories, Limited (144A)
             (GDR)                                      115,349*
                                                     ----------
           MALAYSIA (5.3%)
   8,000   British American Tobacco BHD                  80,000
  48,000   Gamuda BHD                                    65,684
  32,000   Genting BHD                                  101,053
  18,000   O.Y.L. Industries BHD                        109,421
  26,000   Uchi Technologies BHD                         61,237
                                                     ----------
           TOTAL MALAYSIA (COST: $427,069)              417,395
                                                     ----------
           SINGAPORE (9.8%)
  18,000   DBS Group Holdings, Limited                   88,196
  20,000   Fraser & Neave, Limited                       90,110
 120,000   SembCorp Logistics, Limited                  120,973
   6,000   Singapore Press Holdings, Limited             55,756
 335,000   Unisteel Technology, Limited                 119,805
  45,000   United Overseas Bank, Limited                263,573
   5,000   Venture Corporation, Limited                  41,676
                                                     ----------
           TOTAL SINGAPORE (COST: $789,840)             780,089
                                                     ----------
           SOUTH KOREA (28.6%)
  11,710   Hyundai Motor Company, Limited               276,607
   8,025   Kookmin Bank                                 225,228
   4,000   LG Chemical, Limited                         132,675
   4,000   LG Electronics, Inc.                         137,942
   4,044   Pohang Iron & Steel Company, Limited         341,160
   3,300   Samsung Electronics Company, Limited         828,395

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
3

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
           SOUTH KOREA (CONTINUED)
   1,780   Shinsegae Department Stores               $  212,428
   6,000   You Eal Electronics Company, Limited         114,568
                                                     ----------
           TOTAL SOUTH KOREA (COST: $2,215,195)       2,269,003
                                                     ----------
           TAIWAN (15.7%)
  48,000   Accton Technology Corporation (GDR)           64,800**
 128,000   Compal Electronics, Incorporated             138,061
  90,000   Formosa Plastics Corporation                 111,015
  18,000   Hon Hai Precision Industry Company,
             Limited                                     56,282
  23,710   Hon Hai Precision Industry Company,
             Limited (GDR)                              152,930
  60,000   Nien Made Enterprise Company, Limited        126,506**
  29,000   Quanta Computer, Incorporated                 50,746
  85,000   Synnex Technology International
             Corporation                                 99,971
 100,000   Taiwan Hon Chuan Enterprise Company,
             Limited                                    133,104
  37,000   Taiwan Semiconductor Manufacturing
             Company, Limited (ADR)                     309,690**
                                                     ----------
           TOTAL TAIWAN (COST: $1,315,924)            1,243,105
                                                     ----------
           THAILAND (2.8%)
  30,000   Bangkok Bank Public Company, Limited          41,987**
 228,400   Bangkok Expressway Public Company,
             Limited                                     79,383
 200,000   Land and Houses Public Company, Limited       35,923
  20,500   Siam Cement Public Company, Limited           60,730
                                                     ----------
           TOTAL THAILAND (COST: $212,811)              218,023
                                                     ----------
           TOTAL COMMON STOCK (COST: $7,395,424)
             (93.0%)                                  7,365,554
                                                     ----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS (COST: $549,487) (6.9%)
---------  ----------------------------------------------
$549,487   Investors Bank & Trust Depository Reserve, 1%,
             due 05/01/03                                     549,487
                                                           ----------
           TOTAL INVESTMENTS (COST: $7,944,911) (99.9%)     7,915,041
           EXCESS OF OTHER ASSETS OVER LIABILITIES (0.1%)       5,536
                                                           ----------
           NET ASSETS (100.0%)                             $7,920,577
                                                           ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $115,349 OR 1.5% OF NET ASSETS.
 **  NON-INCOME PRODUCING.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
4

                                                                          [ICON]

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INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2003

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Automotive                                                 5.9%
Banking                                                    8.0
Beverages, Food & Tobacco                                  4.0
Building Materials                                         0.8
Chemicals                                                  3.1
Commercial Services                                        1.4
Communications                                             1.4
Computers & Information                                    7.1
Containers & Packaging                                     2.1
Electrical Equipment                                       2.1
Electronics                                               21.1
Environmental Controls                                     1.4
Financial Services                                         1.1
Heavy Machinery                                            3.6
Home Construction, Furnishings & Appliances                1.6
Industrial--Diversified                                    2.7
Lodging                                                    1.3
Media--Broadcasting & Publishing                           0.7
Metals                                                     4.3
Pharmaceuticals                                            4.4
Real Estate                                                6.4
Retailers                                                  2.7
Textiles, Clothing & Fabrics                               1.7
Transportation                                             4.1
Short-Term Investments                                     6.9
                                                      --------
    Total                                                 99.9%
                                                      ========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
5

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
  SHARES    EQUITY SECURITIES                            VALUE
----------  -----------------                         -----------

            COMMON STOCK

            BRAZIL (8.7% OF NET ASSETS)
 2,154,257  Banco Itau Holding Financiera, S.A.       $   144,115
     1,300  Banco Itau Holding Financiera, S.A.
              (ADR)                                        43,290
     7,200  Brasil Telecom Participacoes, S.A. (ADR)      254,880+
    11,000  Companhia Brasileira de Distribuicao
              Grupo Pao de Acucar (ADR)                   159,500
     8,000  Companhia Siderurgica Nacional, S.A.
              (ADR)                                       184,080+
    15,000  Petroleo Brasileiro, S.A. (PETROBRAS)
              (ADR)                                       278,250
    11,400  Telemig Celular Participacoes, S.A.
              (ADR)                                       214,320+
     8,000  Votorantim Celulose e Papel, S.A. (ADR)       152,000
                                                      -----------
            TOTAL BRAZIL (COST: $1,432,888)             1,430,435
                                                      -----------
            CHILE (1.2%)
     9,000  Compania de Telecomunicaciones de Chile,
              S.A., Series A (ADR)                        103,230*
     9,000  Distribucion y Servicio D&S, S.A. (ADR)        94,410
                                                      -----------
            TOTAL CHILE (COST: $205,574)                  197,640
                                                      -----------
            CHINA (COST: $437,773) (2.8%)
 2,000,000  PetroChina Company, Limited                   456,466
                                                      -----------
            GREAT BRITAIN (COST: $236,987) (1.4%)
   163,000  Old Mutual PLC                                239,248
                                                      -----------
            HONG KONG (8.3%)
   210,000  China Telecom (Hong Kong), Limited            421,397
   665,896  Cosco Pacific, Limited                        572,057
   400,000  Huaneng Power International,
              Incorporated                                379,533
                                                      -----------
            TOTAL HONG KONG (COST: $2,123,229)          1,372,987
                                                      -----------
            HUNGARY (COST: $113,208) (1.6%)
    24,000  OTP Bank Rt.                                  257,666*
                                                      -----------
            INDIA (4.1%)
     8,000  Infosys Technologies, Limited (ADR)           328,800+
    30,000  Reliance Industries, Limited (144A)
              (GDR)                                       341,700**
                                                      -----------
            TOTAL INDIA (COST: $800,706)                  670,500
                                                      -----------
            ISRAEL (2.0%)
    43,450  Bank Hapoalim, Limited                         75,171*
    70,000  Bezeq Israeli Telecommunications
              Corporation, Limited                         79,710
        83  Koor Industries, Limited                        1,341*
     3,700  Teva Pharmaceutical Industries, Limited
              (ADR)                                       172,790
                                                      -----------
            TOTAL ISRAEL (COST: $269,802)                 329,012
                                                      -----------
            MALAYSIA (4.0%)
   275,000  Sime Darby BHD                                361,842
   125,000  Tenaga Nasional BHD                           291,118
                                                      -----------
            TOTAL MALAYSIA (COST: $748,419)               652,960
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            MEXICO (6.1%)
    11,000  America Movil, S.A. de C.V. (ADR)         $   184,470
     4,500  Cemex, S.A. de C.V. (ADR)                     102,825+
     5,900  Coca Cola Femsa, S.A. de C.V. (ADR)           125,375
   200,000  Grupo Financiero BBVA Bancomer, S.A. de
              C.V.                                        173,922*
     7,700  Telefonos de Mexico, S.A. de C.V. (ADR)       232,617
    31,000  TV Azteca, S.A. de C.V. (ADR)                 179,800
                                                      -----------
            TOTAL MEXICO (COST: $1,057,875)               999,009
                                                      -----------
            RUSSIA (4.8%)
     6,675  Lukoil (ADR)                                  460,575
     6,820  Mobile Telesystems (ADR)                      327,360* +
                                                      -----------
            TOTAL RUSSIA (COST: $522,165)                 787,935
                                                      -----------
            SOUTH AFRICA (11.5%)
    56,400  Anglo American PLC                            816,976
    24,000  Barloworld, Limited                           164,424
    16,000  Harmony Gold Mining Company, Limited
              (ADR)                                       168,000
    32,847  Liberty Life Association of Africa,
              Limited                                     212,170
    22,552  Nedcor, Limited                               303,739
   288,838  Sanlam, Limited (Foreign)                     239,365
                                                      -----------
            TOTAL SOUTH AFRICA (COST: $2,266,261)       1,904,674
                                                      -----------
            SOUTH KOREA (23.4%)
    15,000  Hyundai Motor Company, Limited (GDR)          180,000
    18,000  Kookmin Bank                                  505,185
    50,000  Korea Electric Power Corporation (ADR)        472,000
    15,000  KT Corporation (ADR)                          303,600
    33,000  KT&G Corporation (144A) (GDR)                 249,150**
     7,202  Pohang Iron & Steel Company, Limited          607,576
     4,756  Samsung Electronics Company, Limited        1,193,893
     2,500  SK Telecom Company, Limited                   347,737
                                                      -----------
            TOTAL SOUTH KOREA (COST: $3,631,498)        3,859,141
                                                      -----------
            TAIWAN (10.8%)
    40,000  Benq Corporation (GDR)                        203,200
    48,000  Compal Electronics, Incorporated (GDR)        260,640
    40,000  Fubon Financial Holding Company, Limited
              (144A) (GDR)                                273,092**
    78,539  Taiwan Semiconductor Manufacturing
              Company, Limited (ADR)                      657,371*
   120,750  United Microelectronics Corporation
              (ADR)                                       391,230*
                                                      -----------
            TOTAL TAIWAN (COST: $2,831,751)             1,785,533
                                                      -----------
            THAILAND (COST: $263,644) (2.3%)
   275,000  Bangkok Bank Public Company, Limited          384,885*
                                                      -----------
            TOTAL COMMON STOCK (COST: $16,941,780)
              (93.0%)                                  15,328,091
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS EQUITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
  SHARES    PREFERRED STOCK                              VALUE
----------  ---------------                           -----------
            BRAZIL (3.5%)
     7,300  Companhia Vale do Rio Doce (ADR)          $   192,720
   101,400  Companhia Vale do Rio Doce
              (Non-tradeable shares)                           --*
    22,000  Tele Norte Leste Participacoes, S.A.
              (TELEMAR) (ADR)                             238,700+
     8,205  Uniao de Bancos Brasileiros, S.A.
              (UNIBANCO) (GDR)                            148,921+
                                                      -----------
            TOTAL PREFERRED STOCK (COST: $600,859)
              (3.5%)                                      580,341
                                                      -----------
            TOTAL EQUITY SECURITIES (COST:
              $17,542,639) (96.5%)                     15,908,432
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$   87,995  Bank of Montreal, 1.34%, due 05/01/03          87,995***
    85,062  Bank of Nova Scotia, 1.25%, due 05/07/03       85,062***
   361,512  BlackRock TempCash Fund, 1.24%, due
              05/01/03                                    361,512***
   106,327  BNP Paribas, 1.25%, due 05/07/03              106,327***
   212,654  Canadian Imperial Bank of Commerce,
              1.4%, due 11/04/03                          212,654***
    21,265  Comerica Bank, 1.31%, due 11/19/03             21,265***
    63,796  Den Danske Bank, 1.25%, due 05/07/03           63,796***
    21,104  Foreign Currency Call Accounts                 22,608
   201,599  Investors Bank & Trust Depository
              Reserve, 1%, due 05/01/03                   201,599
    42,531  Merrill Lynch & Co., Inc., 1.48%, due
              11/26/03                                     42,531***
   353,006  Merrimac Money Market Fund, 1.23%, due
              05/01/03                                    353,006***
   212,655  Royal Bank of Canada, 1.23%, due
              05/01/03                                    212,655***
    63,796  Toronto Dominion Bank, 1.25%, due
              05/07/03                                     63,796***
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $1,833,302) (11.1%)                       1,834,806
                                                      -----------
            TOTAL INVESTMENTS (COST: $19,375,941)
              (107.6%)                                 17,743,238
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-7.6%)                                  (1,254,216)
                                                      -----------
            NET ASSETS (100.0%)                       $16,489,022
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 ** SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $863,942 OR 5.2% OF NET ASSETS.
***  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
8

                                                                          [ICON]

--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2003

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Automotive                                                 1.1%
Banking                                                   10.4
Beverages, Food & Tobacco                                  3.2
Building Materials                                         0.6
Chemicals                                                  2.1
Commercial Services                                        3.5
Communications                                             2.6
Computer Software                                          2.0
Computer Software & Services                               0.9
Computers & Information                                    1.6
Electric Utilities                                         6.9
Electrical Equipment                                       2.4
Electronics                                               12.5
Financial Services                                         3.6
Industrial--Diversified                                    7.1
Insurance                                                  4.2
Media--Broadcasting & Publishing                           1.1
Metals                                                     4.8
Mining                                                     3.2
Oil & Gas                                                  7.2
Pharmaceuticals                                            1.0
Radio Telephone Communications                             6.5
Retail                                                     0.6
Telegraph & Other Communications                           3.0
Telephone Communications, exc. Radio                       4.4
Short-Term Investments                                    11.1
                                                     ---------
    Total                                                107.6%
                                                     =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
9

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

 PRINCIPAL
  AMOUNT     FIXED INCOME SECURITIES                      VALUE
-----------  -----------------------                   -----------

             ARGENTINA (COST: $940,425) (2.2% OF NET
               ASSETS)
$ 1,225,000  YPF Sociedad Anonima, 7.75%, due
               08/27/07                                $ 1,243,375
                                                       -----------
             BRAZIL (19.1%)
  4,535,000  Republic of Brazil, 11%, due 01/11/12       4,376,275
  1,180,000  Republic of Brazil, 12.75%, due 01/15/20    1,180,000
  4,640,000  Republic of Brazil, 14.5%, due 10/15/09     5,266,400
                                                       -----------
             TOTAL BRAZIL (COST: $6,211,005)            10,822,675
                                                       -----------
             CHILE (2.7%)
    885,000  Empresa Nacional Electric, 7.325%, due
               02/01/37                                    831,530
    295,000  Empresa Nacional Electric, Series B,
               8.5%, due 04/01/09                          295,912
    590,000  Gener S.A., 6.5%, due 01/15/06                413,000
                                                       -----------
             TOTAL CHILE (COST: $1,462,713)              1,540,442
                                                       -----------
             COLOMBIA (5.7%)
  1,800,000  Republic of Colombia, 8.7%, due 02/15/16    1,714,500
  1,376,041  Republic of Colombia, 9.75%, due
               04/09/11                                  1,541,166
                                                       -----------
             TOTAL COLOMBIA (COST: $2,725,925)           3,255,666
                                                       -----------
             DOMINICAN REPUBLIC (3.8%)
    671,667  Government of the Dominican Republic,
               2.188%, due 08/30/09                        592,055
  1,100,000  Government of the Dominican Republic,
               9.04%, due 01/23/13                       1,100,000
    705,000  Tricom S.A., 11.375%, due 09/01/04            437,100
                                                       -----------
             TOTAL DOMINICAN REPUBLIC (COST:
               $2,317,710)                               2,129,155
                                                       -----------
             EL SALVADOR (COST: $568,737) (1.1%)
    575,000  Republic of El Salvador, 7.75%, due
               01/24/23                                    606,625
                                                       -----------
             HONG KONG (COST: $1,107,710) (2.0%)
  1,147,000  China Mobile, Limited, 2.25%, due
               11/03/05                                  1,132,663
                                                       -----------
             INDONESIA (COST: $679,908) (1.2%)
    946,000  Republic of Indonesia, Loan
               Participation Agreement dated
               09/28/00, Deutsche Bank A.G. as Agent,
               (144A), Variable Rate based on LIBOR +
               0.875%, due 03/28/13                        681,120*
                                                       -----------
             ISRAEL (COST: $1,377,330) (2.5%)
  1,325,000  Israel Electric Corporation, Limited,
               7.95%, due 05/30/11                       1,437,121
                                                       -----------
             KAZAKHSTAN (COST: $559,350) (1.0%)
    565,000  Kazkommerts International B.V., (144A),
               8.5%, due 04/16/13                          563,359*
                                                       -----------
             MALAYSIA (COST: $1,011,237) (1.8%)
    935,000  Petronas Capital, Limited, 7.875%, due
               05/22/22                                  1,027,728
                                                       -----------
             MEXICO (11.1%)
    775,000  Gruma, S.A. de C.V., 7.625%, due
               10/15/07                                    815,688
  1,400,000  Grupo Iusacell, S.A. de C.V., 10%, due
               07/15/04                                    770,000
  1,525,000  Grupo Minero Mexico, S.A. de C.V.,
               Series A, 8.25%, due 04/01/08             1,098,000
  1,030,000  Grupo Transport Ferroviaria, 10.25%, due
               06/15/07                                  1,009,400
  1,060,000  Pemex Project Funding Master Trust,
               7.375%, due 12/15/14                      1,150,100

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--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             MEXICO (CONTINUED)
$ 1,525,000  Transport Maritma Mexico, 10.25%, due
               11/15/06                                $ 1,212,375
    260,000  TV Azteca, S.A. de C.V., 10.5%, due
               02/15/07                                    248,300
                                                       -----------
             TOTAL MEXICO (COST: $6,405,779)             6,303,863
                                                       -----------
             PANAMA (COST: $697,759) (1.2%)
    766,656  Republic of Panama, 5%, due 07/17/14          697,657
                                                       -----------
             PHILIPPINES (2.6%)
    265,000  Ce Casecnan Water & Energy, Series A,
               11.45%, due 11/15/05                        262,350
    460,000  Philippine Long Distance Telephone
               Company, 11.37%, due 05/15/12               473,800
    710,000  Republic of Philippines, 9%, due
               02/15/13                                    736,625
                                                       -----------
             TOTAL PHILIPPINES (COST: $1,372,672)        1,472,775
                                                       -----------
             POLAND (1.6%)
    355,000  PTC International Finance B.V., 10.75%,
               due 07/01/07                                369,200
    465,000  TPSA Finance B.V., 7.75%, due 12/10/08        516,150
                                                       -----------
             TOTAL POLAND (COST: $798,504)                 885,350
                                                       -----------
             QATAR (COST: $954,525) (1.7%)
    890,000  Ras Laffan Liquefied Gas Company,
               Limited, 8.294%, due 03/15/14               952,300
                                                       -----------
             RUSSIA (6.3%)
    840,000  OAO Siberian Oil Company, 11.5%, due
               02/13/07                                    961,800
    820,000  Russian Federation, (144A), 12.75%, due
               06/24/28, Par Put 06/24/08                1,263,825*
    230,000  Russian Federation, (Reg. S), 12.75%,
               due 06/24/28, Par Put 06/24/08              354,488
    860,000  Tyumen Oil Company, (144A), 11%, due
               11/06/07                                    991,150*
                                                       -----------
             TOTAL RUSSIA (COST: $2,771,918)             3,571,263
                                                       -----------
             SOUTH KOREA (5.8%)
    325,000  Hanvit Bank, 11.75%, due 03/01/10             365,625
    100,000  Hanvit Bank, (144A), 11.75%, due
               03/01/10                                    112,500*
    300,000  Korea Chohung Bank, 6.354%, due 01/07/05      310,500
    440,000  Korea Chohung Bank, 11.5%, due 04/01/10       497,200
  2,000,000  Korea Development Bank, 4.25%, due
               11/13/07                                  2,018,046
                                                       -----------
             TOTAL SOUTH KOREA (COST: $3,251,466)        3,303,871
                                                       -----------
             TURKEY (COST: $864,881) (1.6%)
    885,000  Republic of Turkey, 11.75%, due 06/15/10      907,125
                                                       -----------
             URUGUAY (COST: $192,507) (0.4%)
    350,000  Republic of Uruguay, 8.75%, due 06/22/10      210,000
                                                       -----------
             VENEZUELA (8.0%)
  2,085,000  Cerro Negro Finance, Limited, 7.9%, due
               12/01/20                                  1,501,200
  1,205,000  PDVSA Finance, Limited, 8.5%, due
               11/16/12                                    988,100
    315,000  Petrozuata Finance, Incorporated, 7.63%,
               due 04/01/09                                277,200
  1,925,000  Petrozuata Finance, Incorporated, 8.22%,
               due 04/01/17                              1,463,000

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

 PRINCIPAL
  AMOUNT                                                  VALUE
-----------                                            -----------
             VENEZUELA (CONTINUED)
$   375,000  Petrozuata Finance, Incorporated,
               (144A), 8.22%, due 04/01/17             $   285,000*
                                                       -----------
             TOTAL VENEZUELA (COST: $4,076,356)          4,514,500
                                                       -----------
             TOTAL FIXED INCOME SECURITIES
               (COST: $40,348,417) (83.4%)              47,258,633
                                                       -----------

 NUMBER OF
  SHARES     EQUITY SECURITIES
-----------  -----------------
             COMMON STOCK
             POLAND (COST: $1,090,262) (3.3%)
  2,452,039  Netia Holdings S.A.                         1,855,165**
                                                       -----------

 NUMBER OF
 WARRANTS
-----------
             WARRANTS
             INDONESIA (COST: $0) (0.0%)
      2,010  Asia Pulp & Paper Company, Limited,
               expire 3/15/05                                   --**
                                                       -----------
             TOTAL EQUITY SECURITIES (COST:
               $1,090,262) (3.3%)                        1,855,165
                                                       -----------

 PRINCIPAL
  AMOUNT     PURCHASED OPTIONS
-----------  -----------------
             CROSS CURRENCY OPTIONS (0.3%)
$50,000,000  USD Call/HKD Put, Expires 04/07/04,
               Strike 8.0555                               113,142
 30,000,000  USD Call/HKD Put, Expires 04/13/04,
               Strike 8.0500                                66,000
                                                       -----------
             TOTAL CROSS CURRENCY OPTIONS (COST:
               $247,500)                                   179,142
                                                       -----------
             TOTAL PURCHASED OPTIONS (COST: $247,500)
               (0.3%)                                      179,142
                                                       -----------

             SHORT-TERM INVESTMENTS (COST: $9,217,286) (16.3%)
             -------------------------------------------------
  9,217,286  Investors Bank & Trust Depository Reserve, 1%,
               due 05/01/03                                       9,217,286
                                                                -----------
             TOTAL INVESTMENTS (COST: $50,903,465) (103.3%)      58,510,226
             LIABILITIES IN EXCESS OF OTHER ASSETS (-3.3%)       (1,874,098)
                                                                -----------
             NET ASSETS (100.0%)                                $56,636,128
                                                                ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2003, THE VALUE OF THESE SECURITIES AMOUNTED TO $3,896,954 OR 6.9% OF NET ASSETS.
 **  NON-INCOME PRODUCING.

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INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2003

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Banking & Financial Services                               6.8%
Beverages, Food & Tobacco                                  1.5
Communications                                             1.4
Currency Options                                           0.3
Electric Utilities                                         5.7
Government                                                37.5
Media--Broadcasting & Publishing                           0.4
Mining                                                     1.9
Oil & Gas                                                 19.2
Radio Telephone Communications                             2.0
Telephone Communications, exc. Radio                       6.4
Transportation                                             3.9
Short-Term Investments                                    16.3
                                                     ---------
    Total                                                103.3%
                                                     =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED)

NUMBER OF
 SHARES    EQUITY SECURITIES                           VALUE
---------  -----------------                         ----------

           COMMON STOCK

           DENMARK (COST: $149,077) (2.3% OF NET
             ASSETS)
   5,900   TDC A/S                                   $  146,776
                                                     ----------
           FRANCE (27.9%)
  13,700   Alcatel S.A.                                 112,223+
   4,900   Aventis S.A.                                 248,867
  15,500   Axa S.A.                                     235,426+
   1,450   Galeries Lafayette S.A.                      161,820
   2,200   Lafarge S.A.                                 147,803
   4,500   Lagardere Groupe                             171,953
   4,600   PSA Peugeot Citroen                          215,303
   2,100   Total Fina ELF S.A.                          275,373
  11,100   Vivendi Environment                          239,700
                                                     ----------
           TOTAL FRANCE (COST: $1,915,256)            1,808,468
                                                     ----------
           GERMANY (11.6%)
   3,800   Bayerische Motoren Werke AG                  126,673
   2,500   Deutsche Bank AG                             129,289
  16,500   Infineon Technologies AG                     122,453*
   3,300   Siemens AG                                   163,148
   2,850   Wella AG                                     213,100+
                                                     ----------
           TOTAL GERMANY (COST: $653,131)               754,663
                                                     ----------
           GREAT BRITAIN (24.3%)
  43,000   BT Group PLC                                 123,189
  38,400   EasyJet PLC                                  115,995*
  11,200   GlaxoSmithKline PLC                          224,471
  19,128   HSBC Holdings PLC                            209,566
  26,500   Marks & Spencer Group PLC                    123,461
 107,000   mm02 PLC                                      95,340*
  16,800   Pearson PLC                                  140,026
  27,000   Prudential PLC                               165,275
   5,500   The Royal Bank of Scotland Group PLC         144,250
 119,436   Vodafone Group PLC                           235,747
                                                     ----------
           TOTAL GREAT BRITAIN (COST: $1,557,263)     1,577,320
                                                     ----------
           IRELAND (COST: $106,007) (2.4%)
  12,500   Bank of Ireland                              152,752
                                                     ----------
           NETHERLANDS (13.8%)
   6,200   ABN Amro Holdings, N.V.                      104,757
  33,775   BE Semiconductor Industries, N.V.            150,772*
  11,500   Koninklijke (Royal) Philips Electonics,
             N.V.                                       213,943
   6,700   Royal Dutch Petroleum Company                274,039
   7,400   ST Microelectronics, N.V.                    152,945+
                                                     ----------
           TOTAL NETHERLANDS (COST: $963,409)           896,456
                                                     ----------
           SPAIN (COST: $100,171) (3.2%)
  18,881   Telefonica S.A.                              208,815*
                                                     ----------

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
                                                                          [ICON]

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                                                                  APRIL 30, 2003

NUMBER OF
 SHARES                                                VALUE
---------                                            ----------
           SWEDEN (COST: $115,400) (2.6%)
   6,900   Autoliv AB, Inc.                          $  168,710
                                                     ----------
           SWITZERLAND (7.0%)
   3,616   Adecco S.A.                                  138,636
   3,600   UBS AG                                       170,803+
   1,350   Zurich Financial Services AG                 142,336
                                                     ----------
           TOTAL SWITZERLAND (COST: $464,544)           451,775
                                                     ----------
           TOTAL COMMON STOCK (COST: $6,024,258)
             (95.1%)                                  6,165,735
                                                     ----------

NUMBER OF
WARRANTS
---------
           WARRANTS
           FRANCE (COST: $0) (0.0%)
  15,170   Vivendi Environment, expire 03/08/06           1,354*
                                                     ----------
           TOTAL EQUITY SECURITIES (COST:
             $6,024,258) (95.1%)                      6,167,089
                                                     ----------

PRINCIPAL
 AMOUNT    SHORT-TERM INVESTMENTS
---------  ----------------------
$ 27,871   Bank of Montreal, 1.34%, due 05/01/03         27,871**
  26,942   Bank of Nova Scotia, 1.25%, due 05/07/03      26,942**
 114,504   BlackRock TempCash Fund, 1.24%, due
             05/01/03                                   114,504**
  33,678   BNP Paribas, 1.25%, due 05/07/03              33,678**
  67,355   Canadian Imperial Bank of Commerce,
             1.4%, due 11/04/03                          67,355**
   6,736   Comerica Bank, 1.31%, due 11/19/03             6,735**
  20,207   Den Danske Bank, 1.25%, due 05/07/03          20,206**
   1,750   Foreign Currency Call Accounts                   360
 276,511   Investors Bank & Trust Depository
             Reserve, 1%, due 05/01/03                  276,511
  13,471   Merrill Lynch & Co., Inc., 1.48%, due
             11/26/03                                    13,471**
 111,809   Merrimac Money Market Fund, 1.23%, due
             05/01/03                                   111,809**
  67,355   Royal Bank of Canada, 1.23%, due
             05/01/03                                    67,355**
  20,207   Toronto Dominion Bank, 1.25%, due
             05/07/03                                    20,207**
                                                     ----------
           TOTAL SHORT-TERM INVESTMENTS (COST:
             $786,979) (12.2%)                          787,004
                                                     ----------
           TOTAL INVESTMENTS (COST: $6,811,237)
             (107.3%)                                 6,954,093
           LIABILITIES IN EXCESS OF OTHER ASSETS
             (-7.3%)                                   (472,476)
                                                     ----------
           NET ASSETS (100.0%)                       $6,481,617
                                                     ==========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
15
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--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Airlines                                                   1.8%
Automotive                                                 7.9
Banking                                                   14.0
Building Materials                                         2.3
Commercial Services                                        2.1
Communications                                             3.2
Cosmetics & Personal Care                                  3.3
Electronics                                                9.9
Environmental Controls                                     3.7
Heavy Machinery                                            2.5
Insurance                                                  8.4
Media--Broadcasting & Publishing                           4.8
Oil & Gas                                                  8.5
Pharmaceuticals                                            7.3
Radio Telephone Communications                             3.6
Retailers                                                  4.4
Telephone Communications, exc. Radio                       7.4
Short-Term Investments                                    12.2
                                                     ---------
    Total                                                107.3%
                                                     =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
16

TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND
                                                                          [ICON]

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SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2003

NUMBER OF
  SHARES    COMMON STOCK                                 VALUE
----------  ------------                              -----------

            DENMARK (COST: $358,613) (1.9% OF NET
              ASSETS)
    15,000  TDC A/S                                   $   373,160+
                                                      -----------
            FRANCE (19.4%)
    40,700  Alcatel S.A.                                  333,392+
    12,146  Aventis S.A.                                  616,885
    30,300  Axa S.A.                                      460,219+
     6,800  Lafarge S.A.                                  456,846
    11,547  Lagardere Groupe                              441,232
    15,000  PSA Peugeot Citroen                           702,076
     6,550  Total Fina ELF S.A.                           858,902
                                                      -----------
            TOTAL FRANCE (COST: $3,934,832)             3,869,552
                                                      -----------
            GERMANY (8.0%)
     8,700  Deutsche Bank AG                              449,924+
    53,200  Infineon Technologies AG                      394,818*
     3,200  SAP AG                                        325,336
     8,700  Siemens AG                                    430,118
                                                      -----------
            TOTAL GERMANY (COST: $1,319,606)            1,600,196
                                                      -----------
            GREAT BRITAIN (18.0%)
   133,000  BT Group PLC                                  381,027
   116,000  EasyJet PLC                                   350,400*
    33,200  GlaxoSmithKline PLC                           665,396
    60,000  HSBC Holdings PLC                             657,360
    44,600  Pearson PLC                                   371,735
    16,300  The Royal Bank of Scotland Group PLC          427,505
   376,374  Vodafone Group PLC                            742,902
                                                      -----------
            TOTAL GREAT BRITAIN (COST: $3,550,663)      3,596,325
                                                      -----------
            HONG KONG (COST: $864,494) (2.8%)
   100,500  Cheung Kong Holdings, Limited                 555,395
                                                      -----------
            IRELAND (COST: $311,349) (2.2%)
    35,900  Bank of Ireland                               438,705
                                                      -----------
            JAPAN (18.4%)
       167  Dentsu, Incorporated                          497,107
    10,500  Fanuc, Limited                                429,650
    18,000  Fuji Photo Film Company                       458,829
    16,000  Ito-Yokado Company, Limited                   376,321
    12,999  Murata Manufacturing Company, Limited         463,238
       275  NTT Docomo, Incorporated                      567,248
    17,000  Shin-Etsu Chemical Company, Limited           508,888
    15,300  Sony Corporation                              372,044
                                                      -----------
            TOTAL JAPAN (COST: $4,545,083)              3,673,325
                                                      -----------
            NETHERLANDS (10.7%)
    43,500  ASM Lithography Holding, N.V.                 375,746*
    31,900  Koninklijke (Royal) Philips Electonics,
              N.V.                                        593,459

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17
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--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

NUMBER OF
  SHARES                                                 VALUE
----------                                            -----------
            NETHERLANDS (CONTINUED)
    20,900  Royal Dutch Petroleum Company             $   854,839
    15,500  ST Microelectronics, N.V.                     320,359
                                                      -----------
            TOTAL NETHERLANDS (COST: $2,081,899)        2,144,403
                                                      -----------
            SOUTH KOREA (COST: $651,083) (2.9%)
     2,300  Samsung Electronics Company, Limited          577,366
                                                      -----------
            SPAIN (COST: $430,535) (2.7%)
    48,804  Telefonica S.A.                               539,746*
                                                      -----------
            SWITZERLAND (8.9%)
    11,000  Adecco S.A.                                   421,735+
    12,200  Novartis AG                                   481,236
     9,000  UBS AG                                        427,007+
     4,300  Zurich Financial Services AG                  453,366
                                                      -----------
            TOTAL SWITZERLAND (COST: $1,532,063)        1,783,344
                                                      -----------
            TAIWAN (COST: $337,402) (1.6%)
    97,000  United Microelectronics Corporation
              (ADR)                                       314,280*
                                                      -----------
            TOTAL COMMON STOCK (COST: $19,917,622)
              (97.5%)                                  19,465,797
                                                      -----------

PRINCIPAL
  AMOUNT    SHORT-TERM INVESTMENTS
----------  ----------------------
$   62,444  Bank of Montreal, 1.34%, due 05/01/03          62,444**
    60,362  Bank of Nova Scotia, 1.25%, due 05/07/03       60,362**
   256,539  BlackRock TempCash Fund, 1.24%, due
              05/01/03                                    256,539**
    75,453  BNP Paribas, 1.25%, due 05/07/03               75,453**
   150,905  Canadian Imperial Bank of Commerce,
              1.4%, due 11/04/03                          150,905**
    15,091  Comerica Bank, 1.31%, due 11/19/03             15,091**
    45,272  Den Danske Bank, 1.25%, due 05/07/03           45,272**
     1,007  Foreign Currency Call Accounts                    979
   355,951  Investors Bank & Trust Depository
              Reserve, 1%, due 05/01/03                   355,951
    30,181  Merrill Lynch & Co., Inc., 1.48%, due
              11/26/03                                     30,181**
   250,503  Merrimac Money Market Fund, 1.23%, due
              05/01/03                                    250,503**
   150,905  Royal Bank of Canada, 1.23%, due
              05/01/03                                    150,905**
   102,729  TCW Galileo Money Market Fund, 1.04%          102,729
    45,272  Toronto Dominion Bank, 1.25%, due
              05/07/03                                     45,272**
                                                      -----------
            TOTAL SHORT-TERM INVESTMENTS (COST:
              $1,602,613) (8.0%)                        1,602,586
                                                      -----------
            TOTAL INVESTMENTS (COST: $21,520,235)
              (105.5%)                                 21,068,383
            LIABILITIES IN EXCESS OF OTHER ASSETS
              (-5.5%)                                  (1,105,069)
                                                      -----------
            NET ASSETS (100.0%)                       $19,963,314
                                                      ===========

NOTES TO THE SCHEDULE OF INVESTMENTS:

  *  NON-INCOME PRODUCING.
 **  REPRESENTS INVESTMENTS OF SECURITIES LENDING COLLATERAL (NOTE 3).
  +  SECURITY PARTIALLY OR FULLY LENT (NOTE 3).

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
18

                                                                          [ICON]

--------------------------------------------------------------------------------

INVESTMENTS BY INDUSTRY (UNAUDITED)                               APRIL 30, 2003

                                                    PERCENTAGE OF
INDUSTRY                                             NET ASSETS
--------------------------------------------------  -------------
Advertising                                                2.5%
Airlines                                                   1.8
Automotive                                                 3.5
Banking                                                   12.0
Building Materials                                         2.3
Chemicals                                                  2.5
Commercial Services                                        2.1
Communications                                             3.5
Computer Software & Services                               1.6
Electrical Equipment                                       1.6
Electronics                                               15.8
Entertainment & Leisure                                    2.3
Heavy Machinery                                            2.1
Insurance                                                  4.6
Media--Broadcasting & Publishing                           4.1
Oil & Gas                                                  8.6
Pharmaceuticals                                            8.8
Radio Telephone Communications                             6.6
Real Estate                                                2.8
Retailers                                                  1.9
Telephone Communications, exc. Radio                       6.5
Short-Term Investments                                     8.0
                                                     ---------
    Total                                                105.5%
                                                     =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
19

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                  APRIL 30, 2003

                                                                                 TCW GALILEO
                                         TCW GALILEO  TCW GALILEO  TCW GALILEO     SELECT
                           TCW GALILEO    EMERGING     EMERGING     EUROPEAN    INTERNATIONAL
                           ASIA PACIFIC    MARKETS      MARKETS      GROWTH        GROWTH
                             EQUITIES     EQUITIES      INCOME      EQUITIES      EQUITIES
                               FUND         FUND         FUND         FUND          FUND
                           ------------  -----------  -----------  -----------  -------------
                                              DOLLAR AMOUNTS IN THOUSANDS
                                               (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value
    (1)                     $    7,915   $   17,743   $   58,510   $    6,954    $   21,068
  Receivables for
    Securities Sold                 --           --           --           60           103
  Receivables for Fund
    Shares Sold                     --          286           55            6            --
  Interest and Dividends
    Receivable                      28          117        1,077           37            95
  Unrealized Appreciation
    of Forward Foreign
    Currency Contracts
    (Note 10)                       --           --           75           --            --
  Foreign Tax Reclaim
    Receivable                      --            1           --            8            17
                            ----------   ----------   ----------   ----------    ----------
    Total Assets                 7,943       18,147       59,717        7,065        21,283
                            ----------   ----------   ----------   ----------    ----------
LIABILITIES
  Distribution Payable              --           --          413           --            --
  Payables for Securities
    Purchased                       --           --        2,559           42           120
  Payables Upon Return of
    Securities Loaned               --        1,611           --          510         1,143
  Unrealized Depreciation
    of Forward Foreign
    Currency Contracts
    (Note 10)                       --           --           47           --            --
  Accrued Management Fees            2           13           33            1            11
  Other Accrued Expenses            20           34           29           30            46
                            ----------   ----------   ----------   ----------    ----------
    Total Liabilities               22        1,658        3,081          583         1,320
                            ----------   ----------   ----------   ----------    ----------
NET ASSETS                  $    7,921   $   16,489   $   56,636   $    6,482    $   19,963
                            ==========   ==========   ==========   ==========    ==========
NET ASSETS CONSIST OF:
  Paid-in Capital           $    9,968   $   40,484   $   43,261   $   18,975    $   36,581
  Undistributed Net
    Realized Gain (Loss)
    on Investments and
    Foreign Currency            (1,644)     (22,498)       4,256      (12,566)      (19,475)
  Unrealized Appreciation
    (Depreciation) on
    Investments and
    Foreign Currency               (30)      (1,633)       7,635          143          (452)
  Undistributed Net
    Investment Income
    (Loss)                        (373)         136        1,484          (70)        3,309
                            ----------   ----------   ----------   ----------    ----------
NET ASSETS                  $    7,921   $   16,489   $   56,636   $    6,482    $   19,963
                            ==========   ==========   ==========   ==========    ==========
NET ASSETS ATTRIBUTABLE
 TO:
  I Class Shares            $    7,921   $   16,489   $   56,636   $    6,482    $   19,963
                            ==========   ==========   ==========   ==========    ==========
  N Class Shares            $       --   $       --   $       --   $       --    $       --(2)
                            ==========   ==========   ==========   ==========    ==========
  K Class Shares            $       --   $       --   $       --   $       --    $       --(2)
                            ==========   ==========   ==========   ==========    ==========
CAPITAL SHARES
 OUTSTANDING:
  I Class                    1,301,749    2,558,486    6,114,261      977,654     2,961,104
                            ==========   ==========   ==========   ==========    ==========
  N Class                           --           --           --           --            15
                            ==========   ==========   ==========   ==========    ==========
  K Class                           --           --           --           --            14
                            ==========   ==========   ==========   ==========    ==========
NET ASSET VALUE PER
 SHARE:
  I Class                   $     6.08   $     6.44   $     9.26   $     6.63    $     6.74
                            ==========   ==========   ==========   ==========    ==========
  N Class                   $       --   $       --   $       --   $       --    $     6.74
                            ==========   ==========   ==========   ==========    ==========
  K Class                   $       --   $       --   $       --   $       --    $     6.74
                            ==========   ==========   ==========   ==========    ==========

(1) THE IDENTIFIED COST FOR THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS INCOME FUND, THE TCW GALILEO EUROPEAN GROWTH EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND AT APRIL 30, 2003 WAS $7,945, $19,376, $50,903, $6,811 AND $21,520, RESPECTIVELY.
(2)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20
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TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF OPERATIONS (UNAUDITED)             SIX MONTHS ENDED APRIL 30, 2003

                                                                                 TCW GALILEO
                                         TCW GALILEO  TCW GALILEO  TCW GALILEO     SELECT
                           TCW GALILEO    EMERGING     EMERGING     EUROPEAN    INTERNATIONAL
                           ASIA PACIFIC    MARKETS      MARKETS      GROWTH        GROWTH
                             EQUITIES     EQUITIES      INCOME      EQUITIES      EQUITIES
                               FUND         FUND         FUND         FUND          FUND
                           ------------  -----------  -----------  -----------  -------------
                                              DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Dividends (1)               $ 104        $   313      $    --       $  75        $   243
  Interest                       --             34        4,426          --             --
                              -----        -------      -------       -----        -------
    Total                       104            347        4,426          75            243
                              -----        -------      -------       -----        -------
EXPENSES:
  Management Fees                41            105          285          25            117
  Accounting Service Fees         1              4           11           1              6
  Administration Fees             1             11           17           1             18
  Transfer Agent Fees:
    I Class                      14             14           15          14             14
    N Class                      --             --           --          15              2
    K Class                      --             --           --          --              4
  Custodian Fees                 14             15           17          17             27
  Professional Fees              13             13           15          15             15
  Directors' Fees &
    Expenses                      5              5            5           5              5
  Registration Fees:
    I Class                       5              6            7           6              3
    N Class                      --             --           --           6             --
  Other                           2              4           10          14              9
                              -----        -------      -------       -----        -------
    Total                        96            177          382         119            220
    Less Expenses Borne
      by
     Investment Advisor:
      I Class                     6             --           --          24             --
      N Class                    --             --           --          21              2
      K Class                    --             --           --          --              4
                              -----        -------      -------       -----        -------
      Net Expenses               90            177          382          74            214
                              -----        -------      -------       -----        -------
  Net Investment Income          14            170        4,044           1             29
                              -----        -------      -------       -----        -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND
 FOREIGN CURRENCY
 TRANSACTIONS
  Net Realized Gain
    (Loss) on:
    Investments                (666)        (2,798)       5,436        (608)        (6,818)
    Foreign Currency            (15)           (42)           6         (15)          (359)
  Change in Unrealized
    Appreciation on:
    Investments                 106          2,989        6,419         606          4,356
    Foreign Currency             --              1           28          --             --
                              -----        -------      -------       -----        -------
  Net Realized and
    Unrealized Gain
    (Loss) on Investments
    and Foreign Currency
    Transactions               (575)           150       11,889         (17)        (2,821)
                              -----        -------      -------       -----        -------
INCREASE (DECREASE) IN
 NET ASSETS RESULTING
 FROM OPERATIONS              $(561)       $   320      $15,933       $ (16)       $(2,792)
                              =====        =======      =======       =====        =======

(1) NET OF FOREIGN TAXES WITHHELD OF THE TCW GALILEO ASIA PACIFIC EQUITIES FUND, THE TCW GALILEO EMERGING MARKETS EQUITIES FUND, THE TCW GALILEO EUROPEAN GROWTH EQUITIES FUND AND THE TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND WAS $13, $31, $9 AND $32, RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                      TCW GALILEO               TCW GALILEO
                                      ASIA PACIFIC            EMERGING MARKETS
                                     EQUITIES FUND             EQUITIES FUND
                                ------------------------  ------------------------
                                SIX MONTHS                SIX MONTHS
                                   ENDED                     ENDED
                                 APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                                   2003      OCTOBER 31,     2003      OCTOBER 31,
                                (UNAUDITED)     2002      (UNAUDITED)     2002
                                -----------  -----------  -----------  -----------
                                           DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income (Loss)    $   14       $  (39)      $   170      $   324
  Net Realized (Loss) on
    Investments and Foreign
    Currency Transactions           (681)        (144)       (2,840)      (1,580)
  Change in Unrealized
    Appreciation on
    Investments and Foreign
    Currency Transactions            106          811         2,990        3,805
                                  ------       ------       -------      -------
  Increase (Decrease) in Net
    Assets Resulting from
    Operations                      (561)         628           320        2,549
                                  ------       ------       -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                           --           --          (311)        (392)
                                  ------       ------       -------      -------
NET CAPITAL SHARE TRANSACTIONS
  I Class                           (295)         153        (8,024)      (5,634)
                                  ------       ------       -------      -------
  Increase (Decrease) in Net
    Assets                          (856)         781        (8,015)      (3,477)
NET ASSETS
  Beginning of Period              8,777        7,996        24,504       27,981
                                  ------       ------       -------      -------
  End of Period                   $7,921       $8,777       $16,489      $24,504
                                  ======       ======       =======      =======

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22
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TCW GALILEO FUNDS, INC.
                                                                          [ICON]

--------------------------------------------------------------------------------
INTERNATIONAL
STATEMENTS OF CHANGES IN NET ASSETS

                                 TCW GALILEO               TCW GALILEO               TCW GALILEO
                               EMERGING MARKETS          EUROPEAN GROWTH         SELECT INTERNATIONAL
                                 INCOME FUND              EQUITIES FUND          GROWTH EQUITIES FUND
                           ------------------------  ------------------------  ------------------------
                           SIX MONTHS                SIX MONTHS                SIX MONTHS
                              ENDED                     ENDED                     ENDED
                            APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED    APRIL 30,   YEAR ENDED
                              2003      OCTOBER 31,     2003      OCTOBER 31,     2003      OCTOBER 31,
                           (UNAUDITED)     2002      (UNAUDITED)     2002      (UNAUDITED)     2002
                           -----------  -----------  -----------  -----------  -----------  -----------
                                                   DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income
    (Loss)                  $  4,044      $ 4,657     $      1      $   (19)    $     29     $     67
  Net Realized Gain
    (Loss) on Investments
    and Foreign Currency
    Transactions               5,442          359         (623)      (3,196)      (7,177)     (10,574)
  Change in Unrealized
    Appreciation on
    Investments and
    Foreign Currency
    Transactions               6,447        1,168          606          620        4,356        3,107
                            --------      -------     --------      -------     --------     --------
  Increase (Decrease) in
    Net Assets Resulting
    from Operations           15,933        6,184          (16)      (2,595)      (2,792)      (7,400)
                            --------      -------     --------      -------     --------     --------
DISTRIBUTIONS TO
 SHAREHOLDERS
  Distributions from Net
    Investment Income:
    I Class                   (2,993)      (4,283)          --         (222)          --           --
  Distributions from Net
    Realized Gain:
    I Class                   (1,414)      (2,025)          --           --           --           --
                            --------      -------     --------      -------     --------     --------
  Total Distributions to
    Shareholders              (4,407)      (6,308)          --         (222)          --           --
                            --------      -------     --------      -------     --------     --------
NET CAPITAL SHARE
 TRANSACTIONS
  I Class                    (36,648)      60,508       (1,063)      (7,929)     (13,906)         831
  N Class                         --           --         (386)        (828)          --(1)        --
  K Class                         --           --           --           --           --(1)        --
                            --------      -------     --------      -------     --------     --------
  Increase (Decrease) in
    Net Assets Resulting
    from Net Capital
    Share Transactions       (36,648)      60,508       (1,449)      (8,757)     (13,906)         831
                            --------      -------     --------      -------     --------     --------
  Increase (Decrease) in
    Net Assets               (25,122)      60,384       (1,465)     (11,574)     (16,698)      (6,569)
NET ASSETS
  Beginning of Period         81,758       21,374        7,947       19,521       36,661       43,230
                            --------      -------     --------      -------     --------     --------
  End of Period             $ 56,636      $81,758     $  6,482      $ 7,947     $ 19,963     $ 36,661
                            ========      =======     ========      =======     ========     ========

(1)  AMOUNTS ROUND TO LESS THAN $1.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 -- ORGANIZATION

TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 24 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Societe Generale Asset Management International Ltd. (regulated by the Financial Services Authority in the United Kingdom) is a sub-advisor to the TCW Galileo Emerging Markets Equities Fund, the TCW Galileo European Growth Equities Fund and the TCW Galileo Select International Growth Equities Fund. SGY Asset Management (Singapore) Ltd. ("SGY") is a sub-advisor to the TCW Galileo Asia Pacific Equities Fund. The Advisor and the SGY are the second-tier subsidiaries of Societe Generale Asset Management, S.A. Each Fund has distinct investment objectives and policies. The TCW Galileo Select International Growth Equities Fund offers three classes of shares: I Class, N Class and K Class. All other international funds offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees. Please see Note 6.

The TCW Galileo Select International Growth Equities Fund began offering N Class and K Class shares on February 1, 2003 and November 1, 2002, respectively. However, they are not currently available to the general public.

Effective March 1, 2003, the TCW Galileo European Equities Fund and the TCW Galileo Select International Equities Fund changed their names to the TCW Galileo European Growth Equities Fund and the TCW Galileo Select International Growth Equities Fund, respectively. There is no change in their investment objectives.

On April 23, 2003, the N Class shares of the TCW Galileo European Growth Equities Fund were exchanged into I Class shares as a tax-free transaction. The N Class shares are no longer offered by the fund.

The Funds' financial statements are separated into three reports: 1) U.S. Equities Funds, 2) U.S. Fixed Income Funds, and 3) International Funds.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

SECURITY VALUATIONS:   Equity fund securities listed or traded on the New York,
American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available, are valued at the latest bid price.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value of the 61st day prior to maturity.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME:   Security transactions are
recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Premiums and discounts on securities purchased are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

FOREIGN CURRENCY TRANSLATION:   The books and records of each Fund are
maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statements of Operations with the related net realized gain
(loss). Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

FORWARD FOREIGN CURRENCY CONTRACTS:   Certain Funds may enter into forward
foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar (see Note 10).

REPURCHASE AGREEMENTS:   The Funds may invest in repurchase agreements secured
by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There are no repurchase agreements outstanding at April 30, 2003.

SECURITY LENDING:   The Funds may lend their securities to qualified brokers.
The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds receive compensation for lending their securities (see
Note 3).

OPTIONS:   Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)

the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid.

ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES:   Investment income,
common expenses and realized gains and losses are allocated among the classes of shares of the Fund based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares are charged to that classes operations (see Note 6). All other expenses are charged to each fund as incurred on a specific identification basis.

NET ASSET VALUE:   The Net Asset Value of each fund's shares is determined by dividing the net assets of the Fund by the number of issued and outstanding shares on each business day as of 1:00 P.M. Pacific Standard/Daylight Time.

DIVIDENDS AND DISTRIBUTIONS:   The TCW Galileo Emerging Markets Income Fund
declares and pays, or reinvests, dividends from net investment income monthly. All other international funds declare and pay, or reinvest, dividends from net investment income annually. Any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

NOTE 3 -- SECURITY LENDING

The Funds listed below loaned securities that were collateralized in cash which was invested in short-term investments as of April 30, 2003 (amounts in thousands):

                                      MARKET VALUE OF                       SECURITIES
                                     LOANED SECURITIES  COLLATERAL VALUE  LENDING INCOME*
                                     -----------------  ----------------  ---------------
TCW Galileo Emerging Markets
  Equities Fund                            $1,567            $1,611             $3
TCW Galileo European Growth
  Equities Fund                               484               510              1
TCW Galileo Select International
  Growth Equities Fund                      1,082             1,143              3

  *  NET OF BROKER FEES.

Securities lending income is included in interest income in the Statements of Operations.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NOTE 4 -- FEDERAL INCOME TAXES

It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2003, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                                                                      TCW GALILEO
                            TCW GALILEO    TCW GALILEO   TCW GALILEO   TCW GALILEO      SELECT
                               ASIA         EMERGING      EMERGING      EUROPEAN     INTERNATIONAL
                              PACIFIC        MARKETS       MARKETS       GROWTH         GROWTH
                           EQUITIES FUND  EQUITIES FUND  INCOME FUND  EQUITIES FUND  EQUITIES FUND
                           -------------  -------------  -----------  -------------  -------------
Unrealized Appreciation        $  573        $ 1,739       $ 8,483        $  598        $ 1,386
Unrealized (Depreciation)        (603)        (3,372)         (508)         (455)        (1,838)
                               ------        -------       -------        ------        -------
Net Unrealized
  Appreciation
  (Depreciation)               $  (30)       $(1,633)      $ 7,975        $  143        $  (452)
                               ======        =======       =======        ======        =======
Cost of Investments for
  Federal Income Tax
  Purposes                     $7,945        $19,376       $50,535        $6,811        $21,520
                               ======        =======       =======        ======        =======

At April 30, 2003, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                             EXPIRING IN
                           -----------------------------------------------
                            2004    2005    2006    2007    2009    2010
                           ------  ------  ------  ------  ------  -------
TCW Galileo Asia Pacific
  Equities Fund            $   --  $   --  $   --  $   --  $  820  $   112
TCW Galileo Emerging
  Markets Equities Fund     3,457   4,623   3,399   2,300   3,732    1,564
TCW Galileo European
  Growth Equities Fund         --      --      --      --   8,605    3,067
TCW Galileo Select
  International Growth
  Equities Fund                --      --      --      --   1,724   10,080

NOTE 5 -- FUND EXPENSES

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Galileo Asia Pacific Equities Fund               1.00%
TCW Galileo Emerging Markets Equities Fund           1.00%
TCW Galileo Emerging Markets Income Fund             0.75%
TCW Galileo European Growth Equities Fund            0.75%
TCW Galileo Select International Growth Equities
  Fund                                               0.75%

The ordinary operating expenses for the following Funds (each share class) are limited to the average of the total expense ratios as reported by Lipper Analytical Services, Inc. for each Fund's
27

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 5 -- FUND EXPENSES  (CONTINUED)

respective investment objective, which is subject to change on a monthly basis. At April 30, 2003, the average expense ratios reported by Lipper Analytical Services, Inc. as they relate to each fund were:

TCW Galileo Asia Pacific Equities Fund               2.23%
TCW Galileo Emerging Markets Equities Fund           2.14%
TCW Galileo Emerging Markets Income Fund             1.40%
TCW Galileo European Growth Equities Fund            1.88%
TCW Galileo Select International Growth Equities
  Fund                                               1.72%

Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

NOTE 6 -- DISTRIBUTION PLAN

TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each fund. Under the terms of the plan, each Fund compensates the distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class and K Class shares for distribution and related services.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.25% of the average daily net assets of each fund for procuring recordkeeping, subaccounting and other administrative services to investors of the fund. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES

Investment transactions (excluding short-term investments) for the six months ended April 30, 2003, were as follows (amounts in thousands):

                                                                                      TCW GALILEO
                            TCW GALILEO    TCW GALILEO   TCW GALILEO   TCW GALILEO      SELECT
                               ASIA         EMERGING      EMERGING      EUROPEAN     INTERNATIONAL
                              PACIFIC        MARKETS       MARKETS       GROWTH         GROWTH
                           EQUITIES FUND  EQUITIES FUND  INCOME FUND  EQUITIES FUND  EQUITIES FUND
                           -------------  -------------  -----------  -------------  -------------
Purchases at Cost             $5,570         $3,119        $35,673       $2,506         $14,628
                              ======         ======        =======       ======         =======
Sales Proceeds                $6,120         $8,666        $73,603       $3,676         $28,512
                              ======         ======        =======       ======         =======

There were no purchases or sales of U.S. Government Securities for the six months ended April 30, 2003.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NOTE 8 -- CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each fund's shares were as follows:

TCW GALILEO ASIA PACIFIC EQUITIES FUND
I CLASS                                      SIX MONTHS ENDED
                                              APRIL 30, 2003                  YEAR ENDED
                                                (UNAUDITED)                OCTOBER 31, 2002
                                        ---------------------------  -----------------------------
                                                         AMOUNT                         AMOUNT
                                          SHARES     (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                                 705,429    $   4,563       1,204,438      $   8,639
Shares Redeemed                            (731,873)      (4,858)     (1,165,635)        (8,486)
                                        -----------    ---------      ----------      ---------
Net Increase (Decrease)                     (26,444)   $    (295)         38,803      $     153
                                        ===========    =========      ==========      =========

TCW GALILEO EMERGING MARKETS
EQUITIES FUND                              SIX MONTHS ENDED
I CLASS                                     APRIL 30, 2003                  YEAR ENDED
                                              (UNAUDITED)                OCTOBER 31, 2002
                                        ---------------------------  -----------------------------
                                                       AMOUNT                         AMOUNT
                                        SHARES       (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                               3,716,693    $  24,080       5,457,205      $  37,711
Shares Issued upon Reinvestment of
  Dividends                                  34,025          223          40,094            275
Shares Redeemed                          (5,011,520)     (32,327)     (6,162,302)       (43,620)
                                        -----------    ---------      ----------      ---------
Net (Decrease)                           (1,260,802)   $  (8,024)       (665,003)     $  (5,634)
                                        ===========    =========      ==========      =========

TCW GALILEO EMERGING MARKETS
INCOME FUND                                SIX MONTHS ENDED
I CLASS                                     APRIL 30, 2003                  YEAR ENDED
                                              (UNAUDITED)                OCTOBER 31, 2002
                                        ---------------------------  -----------------------------
                                                       AMOUNT                         AMOUNT
                                        SHARES       (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                               1,475,062    $  12,528       8,693,424      $  68,299
Shares Issued upon Reinvestment of
  Dividends                                 550,388        4,561         644,155          5,140
Shares Redeemed                          (6,218,281)     (53,737)     (1,632,424)       (12,931)
                                        -----------    ---------      ----------      ---------
Net Increase (Decrease)                  (4,192,831)   $ (36,648)      7,705,155      $  60,508
                                        ===========    =========      ==========      =========

TCW GALILEO EUROPEAN GROWTH
EQUITIES FUND                              SIX MONTHS ENDED
I CLASS                                     APRIL 30, 2003                  YEAR ENDED
                                              (UNAUDITED)                OCTOBER 31, 2002
                                        ---------------------------  -----------------------------
                                                       AMOUNT                         AMOUNT
                                        SHARES       (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                                 771,314    $   4,869         223,186      $   1,559
Shares Issued in Exchange of N Class
  shares                                     15,227          100              --             --
Shares Issued upon Reinvestment of
  Dividends                                      --           --          15,463            138
Shares Redeemed                            (948,807)      (6,032)     (1,223,995)        (9,626)
                                        -----------    ---------      ----------      ---------
Net (Decrease)                             (162,266)   $  (1,063)       (985,346)     $  (7,929)
                                        ===========    =========      ==========      =========

TCW GALILEO FUNDS, INC.
--------------------------------------------------------------------------------
INTERNATIONAL
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (CONTINUED)

TCW GALILEO EUROPEAN GROWTH
EQUITIES FUND                               FOR THE PERIOD
N CLASS                                    NOVEMBER 1, 2002
                                                THROUGH
                                          APRIL 23, 2003 (1)                YEAR ENDED
                                              (UNAUDITED)                OCTOBER 31, 2002
                                        ---------------------------  -----------------------------
                                                       AMOUNT                         AMOUNT
                                        SHARES       (IN THOUSANDS)   SHARES        (IN THOUSANDS)
                                        -----------  --------------  -------------  --------------
Shares Sold                                 138,337    $     935       1,957,158      $  15,131
Shares Redeemed                            (179,363)      (1,221)     (2,019,232)       (15,959)
Shares Redeemed in Exchange of
  I Class shares                            (15,067)        (100)             --             --
                                        -----------    ---------      ----------      ---------
Net (Decrease)                              (56,093)   $    (386)        (62,074)     $    (828)
                                        ===========    =========      ==========      =========

(1)  LIQUIDATION DATE OF THE CLASS.

TCW GALILEO SELECT INTERNATIONAL
GROWTH EQUITIES FUND                   SIX MONTHS ENDED
I CLASS                                 APRIL 30, 2003                  YEAR ENDED
                                          (UNAUDITED)                OCTOBER 31, 2002
                                  ---------------------------  -----------------------------
                                                   AMOUNT                         AMOUNT
                                    SHARES     (IN THOUSANDS)     SHARES      (IN THOUSANDS)
                                  -----------  --------------  -------------  --------------
Shares Sold                           855,532    $   5,844       5,526,117      $  43,511
Shares Redeemed                    (3,193,943)     (19,750)     (5,423,681)       (42,680)
                                  -----------    ---------      ----------      ---------
Net Increase (Decrease)            (2,338,411)   $ (13,906)        102,436      $     831
                                  ===========    =========      ==========      =========

TCW GALILEO SELECT INTERNATIONAL
GROWTH EQUITIES FUND                   FEBRUARY 1, 2003
N CLASS                                (COMMENCEMENT OF
                                         OFFERING OF
                                   N CLASS SHARES) THROUGH
                                        APRIL 30, 2003
                                         (UNAUDITED)
                                  ---------------------------
                                                  AMOUNT
                                    SHARES     (IN THOUSANDS)
                                  -----------  --------------
Shares Sold                                15    $      --(1)
                                  -----------    ---------
Net Increase                               15    $      --(1)
                                  ===========    =========

(1)  AMOUNTS ROUND TO LESS THAN $1.

TCW GALILEO SELECT INTERNATIONAL
GROWTH EQUITIES FUND                   NOVEMBER 1, 2002
K CLASS                                (COMMENCEMENT OF
                                          OFFERING OF
                                    K CLASS SHARES) THROUGH
                                        APRIL 30, 2003
                                          (UNAUDITED)
                                  ---------------------------
                                                   AMOUNT
                                    SHARES     (IN THOUSANDS)
                                  -----------  --------------
Shares Sold                                14    $      --(1)
                                  -----------    ---------
Net Increase                               14    $      --(1)
                                  ===========    =========

(1)  AMOUNTS ROUND TO LESS THAN $1.

                                                                          [ICON]

--------------------------------------------------------------------------------

                                                                  APRIL 30, 2003

NOTE 9 -- RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2003.

NOTE 10 -- FORWARD FOREIGN CURRENCY CONTRACTS

The fund listed below invested in forward foreign currency contracts during the six months ended April 30, 2003. The contracts are used for the purpose of hedging against foreign exchange risk arising from the fund's investment in foreign securities. These contracts are "marked-to-market" at the valuation date at the applicable translation rates and any resulting unrealized gains or losses are recorded in the fund's financial statements. The fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a sale or the expiration of the contract. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. The following forward foreign currency contracts were outstanding at April 30, 2003:

TCW GALILEO EMERGING MARKETS INCOME FUND:

                                                                UNREALIZED
                                                               APPRECIATION
EXPIRATION                                       IN EXCHANGE  (DEPRECIATION)
   DATE     CONTRACTS TO BUY OR SELL             FOR U.S. $    ON CONTRACTS
----------  -----------------------------------  -----------  --------------
03/10/2004  Buy Mexican Peso 6,942,438            $565,000       $ 75,152
03/10/2004  Sell Mexican Peso 6,942,438            619,872        (20,280)
04/07/2004  Sell Philippine Peso 14,562,500        250,000         (6,870)
04/08/2004  Sell Philippine Peso 29,500,000        500,000        (20,234)
                                                                 --------
            Total Net Unrealized Appreciation                    $ 27,768
                                                                 ========

TCW GALILEO ASIA PACIFIC EQUITIES FUND
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                                YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003     ------------------------------------------------------------------
                            (UNAUDITED)          2002          2001          2000          1999          1998
                           --------------     ----------    ----------    ----------    ----------    ----------
Net Asset Value per
  Share, Beginning of
  Period                       $ 6.61          $  6.20       $  8.16       $  8.37       $   5.09      $  7.37
                               ------          -------       -------       -------       --------      -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss) (4)                     0.01            (0.03)           --         (0.06)         (0.02)        0.02
Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.54)            0.44         (1.69)        (0.15)          3.30        (1.04)
                               ------          -------       -------       -------       --------      -------
Total from Investment
  Operations                    (0.53)            0.41         (1.69)        (0.21)          3.28        (1.02)
                               ------          -------       -------       -------       --------      -------
LESS DISTRIBUTIONS:
Distributions from Net
  Realized Gain                    --               --         (0.27)           --             --        (1.26)
                               ------          -------       -------       -------       --------      -------
Net Asset Value per
  Share, End of Period         $ 6.08          $  6.61       $  6.20       $  8.16       $   8.37      $  5.09
                               ======          =======       =======       =======       ========      =======
Total Return                    (8.02)% (3)       6.61%       (21.33)%       (2.51)%        64.44%      (14.80)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)               $7,921          $ 8,777       $ 7,996       $12,858       $ 22,070      $ 8,482
Ratio of Expenses to
  Average Net Assets             2.19% (1)(2)     2.13%(2)      2.17%(2)      1.80%(2)       2.03%(2)     2.48%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             0.33% (1)       (0.40)%        0.01%        (0.56)%        (0.34)%       0.36%
Portfolio Turnover Rate         69.65% (3)       88.24%        45.49%        79.17%        119.72%      190.33%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT ANNUAL OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2.32% FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND 2.18%, 2.42%, 1.94%, AND 2.05% FOR THE
     YEARS ENDED OCTOBER 31, 2002, 2001, 2000, AND 1999, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS EQUITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                             SIX MONTHS
                               ENDED                          YEAR ENDED OCTOBER 31,
                           APRIL 30, 2003  ------------------------------------------------------------
                            (UNAUDITED)       2002        2001        2000        1999          1998
                           --------------  ----------  ----------  ----------  ----------    ----------
Net Asset Value per
  Share, Beginning of
  Period                      $  6.42       $  6.24     $  7.61     $  7.87     $  5.57       $  8.32
                              -------       -------     -------     -------     -------       -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss) (4)                     0.05          0.08        0.07        0.01       (0.02)         0.09
Net Realized and
  Unrealized Gain (Loss)
  on Investments                 0.06          0.18       (1.44)      (0.27)       2.32         (2.83)
                              -------       -------     -------     -------     -------       -------
Total from Investment
  Operations                     0.11          0.26       (1.37)      (0.26)       2.30         (2.74)
                              -------       -------     -------     -------     -------       -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income             (0.09)        (0.08)         --          --          --         (0.01)
                              -------       -------     -------     -------     -------       -------
Net Asset Value per
  Share, End of Period        $  6.44       $  6.42     $  6.24     $  7.61     $  7.87       $  5.57
                              =======       =======     =======     =======     =======       =======
Total Return                     1.69% (3)     4.14%     (18.00)%     (3.30)%     41.29%       (32.97)%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)              $16,489       $24,504     $27,981     $35,406     $26,591       $18,763
Ratio of Expenses to
  Average Net Assets             1.69% (1)     1.64%       1.65%       1.47%       2.02%(2)      1.70%
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             1.61% (1)     1.16%       1.03%       0.08%      (0.24)%        1.15%
Portfolio Turnover Rate         15.81% (3)    17.34%      43.10%      84.76%     152.93%       102.28%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS FOR THE YEAR ENDED OCTOBER 31, 1999. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 2.50% FOR THE YEAR ENDED OCTOBER 31, 1999.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EMERGING MARKETS INCOME FUND
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                                                                       JUNE 3, 1998
                             SIX MONTHS                                                               (COMMENCEMENT
                               ENDED                        YEAR ENDED OCTOBER 31,                    OF OPERATIONS)
                           APRIL 30, 2003    ----------------------------------------------------        THROUGH
                            (UNAUDITED)       2002 (3)        2001          2000          1999       OCTOBER 31, 1998
                           --------------    ----------    ----------    ----------    ----------    ----------------
Net Asset Value per
  Share, Beginning of
  Period                       $  7.93        $  8.21       $  8.15       $   7.84      $  6.58            $ 10.00
                               -------        -------       -------       --------      -------            -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (5)         0.44           0.76          0.78           0.85         0.84               0.37
Net Realized and
  Unrealized Gain (Loss)
  on Investments                  1.40           0.25          0.13           0.30         1.25              (3.41)
                               -------        -------       -------       --------      -------            -------
Total from Investment
  Operations                      1.84           1.01          0.91           1.15         2.09              (3.04)
                               -------        -------       -------       --------      -------            -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income              (0.37)         (0.71)        (0.78)         (0.84)       (0.83)             (0.38)
Distributions from Net
  Realized Gain                  (0.14)         (0.58)        (0.07)            --           --                 --
                               -------        -------       -------       --------      -------            -------
Total Distributions              (0.51)         (1.29)        (0.85)         (0.84)       (0.83)             (0.38)
                               -------        -------       -------       --------      -------            -------
Net Asset Value per
  Share, End of Period         $  9.26        $  7.93       $  8.21       $   8.15      $  7.84            $  6.58
                               =======        =======       =======       ========      =======            =======
Total Return                     23.86% (4)     12.96%        11.77%         15.12%       33.31%            (30.67)%(1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)               $56,636        $81,758       $21,374       $110,961      $81,113            $30,090
Ratio of Expenses to
  Average Net Assets              1.01% (2)      1.10%         1.08%          0.99%        1.01%              1.53% (2)
Ratio of Net Investment
  Income to Average Net
  Assets                         10.64% (2)      9.52%         9.50%         10.22%       11.37%             11.90% (2)
Portfolio Turnover Rate          54.76% (4)     73.13%        58.46%        109.20%      113.00%             68.46% (1)

(1) FOR THE PERIOD JUNE 3, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE FUND HAS ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY $0.107, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY $0.107 AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.18% TO 9.52%. PER SHARES AND RATIOS/ SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO EUROPEAN GROWTH EQUITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                                                                                                         NOVEMBER 3,
                                                                                                             1997
                             SIX MONTHS                                                                 (COMMENCEMENT
                               ENDED                          YEAR ENDED OCTOBER 31,                    OF OPERATIONS)
                           APRIL 30, 2003      ----------------------------------------------------        THROUGH
                            (UNAUDITED)           2002          2001          2000          1999       OCTOBER 31, 1998
                           --------------      ----------    ----------    ----------    ----------    ----------------
Net Asset Value per
  Share, Beginning of
  Period                       $ 6.64           $  8.71       $ 13.94       $ 13.11       $ 11.70           $ 10.00
                               ------           -------       -------       -------       -------           -------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income
  (Loss) (5)                       --             (0.01)           --         (0.01)         0.07              0.06
Net Realized and
  Unrealized Gain (Loss)
  on Investments                (0.01)            (1.95)        (4.27)         1.44          1.65              1.64
                               ------           -------       -------       -------       -------           -------
Total from Investment
  Operations                    (0.01)            (1.96)        (4.27)         1.43          1.72              1.70
                               ------           -------       -------       -------       -------           -------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                --             (0.11)           --         (0.05)        (0.03)               --
Distributions from Net
  Realized Gain                    --                --         (0.96)        (0.55)        (0.28)               --
                               ------           -------       -------       -------       -------           -------
Total Distributions                --             (0.11)        (0.96)        (0.60)        (0.31)               --
                               ------           -------       -------       -------       -------           -------
Net Asset Value per
  Share, End of Period         $ 6.63           $  6.64       $  8.71       $ 13.94       $ 13.11           $ 11.70
                               ======           =======       =======       =======       =======           =======
Total Return                    (0.15)% (4)      (22.86)%      (32.79)%       10.82%        15.16%            17.00% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)               $6,482           $ 7,570       $18,502       $65,054       $95,489           $63,994
Ratio of Expenses to
  Average Net Assets             2.22% (2)(3)      1.82%(3)      1.32%         1.12%         1.01%             1.06% (2)
Ratio of Net Investment
  Income (Loss) to
  Average Net Assets             0.02% (2)        (0.13)%        0.01%        (0.09)%        0.58%             0.52% (2)
Portfolio Turnover Rate         38.05% (4)        58.98%        97.47%        96.40%        95.21%            72.05% (1)

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 2.94% FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND 1.84% FOR THE YEAR ENDED OCTOBER 31, 2002.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND
--------------------------------------------------------------------------------
I CLASS
FINANCIAL HIGHLIGHTS

                               SIX MONTHS
                                 ENDED                          YEAR ENDED OCTOBER 31,
                             APRIL 30, 2003    --------------------------------------------------------
                              (UNAUDITED)         2002           2001           2000           1999
                             --------------    -----------    -----------    -----------    -----------
Net Asset Value per
  Share, Beginning of
  Period                        $  6.92          $  8.32        $ 14.25        $ 13.67       $  10.75
                                -------          -------        -------        -------       --------
INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
Net Investment Income (5)          0.01             0.01           0.79           1.93           0.21
Net Realized and
  Unrealized Gain (Loss)
  on Investments                  (0.19)           (1.41)         (5.07)         (0.80)          2.73
                                -------          -------        -------        -------       --------
Total from Investment
  Operations                      (0.18)           (1.40)         (4.28)          1.13           2.94
                                -------          -------        -------        -------       --------
LESS DISTRIBUTIONS:
Distributions from Net
  Investment Income                  --               --          (1.65)            --          (0.02)
Distributions from Net
  Realized Gain                      --               --             --          (0.55)            --
                                -------          -------        -------        -------       --------
Total Distributions                  --               --          (1.65)         (0.55)         (0.02)
                                -------          -------        -------        -------       --------
Net Asset Value per
  Share, End of Period          $  6.74          $  6.92        $  8.32        $ 14.25       $  13.67
                                =======          =======        =======        =======       ========
Total Return                      (2.60)% (4)     (16.83)%       (33.69)%         8.07%         27.39%
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period
  (in thousands)                $19,963          $36,661        $43,230        $46,909       $112,336
Ratio of Expenses to
  Average Net Assets               1.37% (2)        1.17%          0.90%(3)       0.25%          0.18%
Ratio of Net Investment
  Income to Average Net
  Assets                           0.19% (2)        0.16%          7.45%         12.28%          1.70%
Portfolio Turnover Rate           47.77% (4)      123.93%        193.27%         36.08%         27.78%

(1) FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 1.14% FOR THE YEAR ENDED OCTOBER 31, 2001.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND
                                                                          [ICON]

--------------------------------------------------------------------------------
N CLASS
FINANCIAL HIGHLIGHTS

                                                    FEBRUARY 1, 2003
                                                    (COMMENCEMENT OF
                                                      OFFERING OF
                                                    N CLASS SHARES)
                                                        THROUGH
                                                     APRIL 30, 2003
                                                      (UNAUDITED)
                                                    ----------------

Net Asset Value per Share, Beginning of Period           $ 6.56
                                                         ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (5)                                  0.03
Net Realized and Unrealized Gain on Investments            0.15
                                                         ------
Total from Investment Operations                           0.18
                                                         ------
Net Asset Value per Share, End of Period                 $ 6.74
                                                         ======
Total Return                                               2.74% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $   --(4)
Ratio of Expenses to Average Net Assets                    1.42% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                   1.71% (2)
Portfolio Turnover Rate                                   47.77% (1)

(1) FOR THE PERIOD FEBRUARY 1, 2003 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 8,052.14% FOR THE PERIOD FEBRUARY 1, 2003 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH APRIL 30, 2003.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW GALILEO SELECT INTERNATIONAL GROWTH EQUITIES FUND
--------------------------------------------------------------------------------
K CLASS
FINANCIAL HIGHLIGHTS

                                                    NOVEMBER 1, 2002
                                                    (COMMENCEMENT OF
                                                      OFFERING OF
                                                    K CLASS SHARES)
                                                        THROUGH
                                                     APRIL 30, 2003
                                                      (UNAUDITED)
                                                    ----------------

Net Asset Value per Share, Beginning of Period           $ 6.92
                                                         ------
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (5)                                  0.03
Net Realized and Unrealized (Loss) on Investments         (0.21)
                                                         ------
Total from Investment Operations                          (0.18)
                                                         ------
Net Asset Value per Share, End of Period                 $ 6.74
                                                         ======
Total Return                                              (2.60)% (1)
RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)                 $   --(4)
Ratio of Expenses to Average Net Assets                    1.10% (2)(3)
Ratio of Net Investment Income to Average Net
  Assets                                                   0.77% (2)
Portfolio Turnover Rate                                   47.77% (1)

(1) FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO REDUCE ITS FEE, OR TO PAY THE OPERATING EXPENSES OF THE FUND AS DISCLOSED IN NOTE 5 OF THE NOTES TO THE FINANCIAL STATEMENTS. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL OPERATING EXPENSES, AS A PERCENTAGE OF NET ASSETS, WOULD HAVE BEEN 7,719.21% FOR THE PERIOD NOVEMBER 1, 2002 (COMMENCEMENT OF OFFERING OF K CLASS SHARES) THROUGH APRIL 30, 2003.
(4)  AMOUNT ROUNDS TO LESS THAN $1 (IN THOUSANDS).
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

[GRAPHIC]

TCW GALILEO FUNDS
APRIL 30, 2003

SHAREHOLDER INFORMATION

DIRECTORS AND OFFICERS

MARC I. STERN
Director and Chairman of the Board

SAMUEL P. BELL
Director

RICHARD W. CALL
Director

MATTHEW K. FONG
Director

JOHN A. GAVIN
Director

PATRICK C. HADEN
Director

THOMAS E. LARKIN, JR.
Director

CHARLES A. PARKER
Director

ALVIN R. ALBE, JR.
President and Chief Executive Officer

CHARLES W. BALDISWIELER
Senior Vice President

MICHAEL E. CAHILL
Senior Vice President,
General Counsel and Assistant Secretary

DENNIS J. MCCARTHY
Senior Vice President

RON R. REDELL
Senior Vice President

PHILIP K. HOLL
Secretary and Associate General Counsel

HILARY G.D. LORD
Assistant Secretary

DAVID S. DEVITO
Treasurer and Chief Financial Officer

GEORGE WINN
Assistant Treasurer

INVESTMENT ADVISOR

TCW INVESTMENT MANAGEMENT COMPANY
865 South Figueroa Street
Los Angeles, California 90017
(213) 244-0000

CUSTODIAN & ADMINISTRATOR

INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT

PFPC INC.
400 Bellevue Parkway
Wilmington, Delaware 19809

DISTRIBUTOR

TCW BROKERAGE SERVICES
865 South Figueroa Street
Los Angeles, California 90017

INDEPENDENT AUDITORS

DELOITTE & TOUCHE, LLP
350 South Grand Avenue
Los Angeles, California 90071


GALsarINT43003

ITEM 1.   REPORT TO STOCKHOLDERS.
          [Filed Herewith]

ITEM 2.   CODE OF ETHICS.  Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.  Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not applicable.

ITEM 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

          (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                        TCW Galileo Funds, Inc.

By (Signature and Title)            /s/ Alvin R. Albe, Jr.
                                    ---------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                June 19, 2003


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /s/ Alvin R. Albe, Jr.
                                    ---------------------------
                                    Alvin R. Albe, Jr.
                                    Chief Executive Officer

Date                                June 19, 2003

By (Signature and Title)            /s/ David S. DeVito
                                    ---------------------------
                                    David S. DeVito
                                    Chief Financial Officer

Date                                June 19, 2003